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November 3, 2004

First Funds

1625 Broadway, Suite 2200

Denver, Colorado  80202

November 3, 2004

Securities and Exchange Commission

Attention:  Mr. Randolph Koch

Judiciary Plaza

450 Fifth Street N. W.

Washington, DC  20549

Re: First Funds (the "Trust")

File Nos.

811-6589

33-46374

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statements of Additional Information with respect to the above-referenced Trust effective October 28, 2004 do not differ from those filed in the post-effective amendment 30 on October 28, 2004, which was filed electronically.

Sincerely,

/s/ Jeremy O. May

Jeremy O. May

Treasurer